RELATED PARTIES - Narrative (Details) $ in Millions, $ in Millions			1 Months Ended								3 Months Ended			6 Months Ended
	Jan. 01, 2023 USD ($)	Dec. 30, 2021	Jun. 30, 2024 USD ($) property	Dec. 31, 2023 USD ($)	Sep. 30, 2023 USD ($)	Aug. 31, 2023 USD ($)	Jun. 30, 2023 USD ($) property	Jun. 30, 2023 CAD ($) property	May 31, 2023 USD ($)	Feb. 28, 2023 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2014	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)
Disclosure of transactions between related parties [line items]
Management fee percent														1.05%
Net (payables)/receivables within equity accounted investments			$ (871)								$ (871)			$ (871)
Note receivable	$ 588
Consideration paid									$ 507	$ 530
Investment properties														131	$ 496
Disposal of assets
Disclosure of transactions between related parties [line items]
Disposition of interest in equity method investment, percentage	23.00%
Preferred Equity Unit Holders
Disclosure of transactions between related parties [line items]
Conversion condition, limit of market price to exchange price at maturity, percent													80.00%
Preferred Equity Tranche One
Disclosure of transactions between related parties [line items]
Tranche of preferred equity units		7 years											7 years
Preferred Equity, Tranche Two
Disclosure of transactions between related parties [line items]
Tranche of preferred equity units		7 years											10 years
Preferred Equity, Tranche Three
Disclosure of transactions between related parties [line items]
Tranche of preferred equity units													12 years
Brookfield Asset Management
Disclosure of transactions between related parties [line items]
Management fee expense											44	$ 50		89	$ 99
Related parties
Disclosure of transactions between related parties [line items]
Net (payables)/receivables within equity accounted investments			$ (21)	$ (112)							$ (21)			$ (21)
Number of investment property sold | property			10				6	6
Investment properties			$ 1,300
Proceeds from issue of preference shares as note receivable						$ 1,600
Decrease in notes receivable from capital call				$ 101	$ 263
Related parties | United States
Disclosure of transactions between related parties [line items]
Number of investment property sold | property							3	3
Investment properties							$ 306
Related parties | Canada
Disclosure of transactions between related parties [line items]
Number of investment property sold | property							3	3
Investment properties							$ 306	$ 405
Related parties | Preference shares
Disclosure of transactions between related parties [line items]
Issue of equity						$ 1,600